ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - Additional (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0
Parent company
Condensed Statement of Income Captions [Line Items]
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0